Segments (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 segments	Dec. 31, 2012 segments
Segment Reporting Information [Line Items]
Number of reportable segments	3	3
Number of operating segments	5	5
Retirement Solutions
Segment Reporting Information [Line Items]
Number of operating segments	2	2
Insurance Solutions
Segment Reporting Information [Line Items]
Number of operating segments	2	2